CONTINGENCY AND COMMITMENTS (Narrative) (Details)	12 Months Ended
Dec. 31, 2017 USD ($)
Contingency And Commitments 1	3.00%
Contingency And Commitments 2	5.00%
Contingency And Commitments 3	3.00%
Contingency And Commitments 4	5.00%
Contingency And Commitments 5	3.00%
Contingency And Commitments 6	5.00%
Contingency And Commitments 7	$ 84,300
Contingency And Commitments 8	120,000
Contingency And Commitments 9	385,000
Contingency And Commitments 10	$ 327,000